Borrowing facilities - Schedule of undrawn committed borrowing facilities (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 7,905	£ 6,503
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	42
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	4,361
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	195	2,100
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	5,859	0
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	106	0
More than 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 1,745	£ 0